Offerings	Jan. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share
Offering Note	The securities registered hereunder cover an indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and units that may be sold by the registrant from time to time, for a maximum aggregate offering price of all securities not to exceed $50,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include an indeterminate amount and number of shares of common stock as may be issued upon exercise of warrants, conversion of preferred stock and debt securities, exercise of rights, or pursuant to the anti-dilution provisions of any such securities. The securities registered also include an indeterminate amount and number of shares of common stock and preferred stock as may be issued upon the exercise of warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.000001 per share
Offering Note	The securities registered hereunder cover an indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and units that may be sold by the registrant from time to time, for a maximum aggregate offering price of all securities not to exceed $50,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include an indeterminate amount and number of shares of common stock as may be issued upon exercise of warrants, conversion of preferred stock and debt securities, exercise of rights, or pursuant to the anti-dilution provisions of any such securities. The securities registered also include an indeterminate amount and number of shares of common stock and preferred stock as may be issued upon the exercise of warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The securities registered hereunder cover an indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and units that may be sold by the registrant from time to time, for a maximum aggregate offering price of all securities not to exceed $50,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include an indeterminate amount and number of shares of common stock as may be issued upon exercise of warrants, conversion of preferred stock and debt securities, exercise of rights, or pursuant to the anti-dilution provisions of any such securities. The securities registered also include an indeterminate amount and number of shares of common stock and preferred stock as may be issued upon the exercise of warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt
Offering Note	The securities registered hereunder cover an indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and units that may be sold by the registrant from time to time, for a maximum aggregate offering price of all securities not to exceed $50,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include an indeterminate amount and number of shares of common stock as may be issued upon exercise of warrants, conversion of preferred stock and debt securities, exercise of rights, or pursuant to the anti-dilution provisions of any such securities. The securities registered also include an indeterminate amount and number of shares of common stock and preferred stock as may be issued upon the exercise of warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering Note	The securities registered hereunder cover an indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and units that may be sold by the registrant from time to time, for a maximum aggregate offering price of all securities not to exceed $50,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include an indeterminate amount and number of shares of common stock as may be issued upon exercise of warrants, conversion of preferred stock and debt securities, exercise of rights, or pursuant to the anti-dilution provisions of any such securities. The securities registered also include an indeterminate amount and number of shares of common stock and preferred stock as may be issued upon the exercise of warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units(1)
Offering Note	The securities registered hereunder cover an indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and units that may be sold by the registrant from time to time, for a maximum aggregate offering price of all securities not to exceed $50,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include an indeterminate amount and number of shares of common stock as may be issued upon exercise of warrants, conversion of preferred stock and debt securities, exercise of rights, or pursuant to the anti-dilution provisions of any such securities. The securities registered also include an indeterminate amount and number of shares of common stock and preferred stock as may be issued upon the exercise of warrants or pursuant to the anti-dilution provisions of any such securities.Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities, warrants, subscription rights and units that include any of the foregoing securities.The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	The securities registered hereunder cover an indeterminate number of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and units that may be sold by the registrant from time to time, for a maximum aggregate offering price of all securities not to exceed $50,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include an indeterminate amount and number of shares of common stock as may be issued upon exercise of warrants, conversion of preferred stock and debt securities, exercise of rights, or pursuant to the anti-dilution provisions of any such securities. The securities registered also include an indeterminate amount and number of shares of common stock and preferred stock as may be issued upon the exercise of warrants or pursuant to the anti-dilution provisions of any such securities.The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.